Future Minimum Lease Payments Under Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Year ending December 31, 2013	$ 45,611
Year ending December 31, 2014	26,834
Year ending December 31, 2015	13,137
Beyond 2015	9,888
Total minimum lease payments	95,470
Less: Amounts representing interest (at interest rate of 7.79%)	(12,042)
Present value of minimum payments	83,428
Current portion	(41,698)	(41,738)
Non-current portion	$ 41,730	$ 61,364